Property and Equipment (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,590,749	$ 1,374,928	$ 641,050
Depreciation	241,400	823,000	364,000	240,000
Cost of Goods Sold, Depreciation	134,500	446,000	321,000	186,000
Other General and Administrative Expense	106,900
Medical equipment [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		902,000	521,000
Centrifuges [Member]
Property, Plant and Equipment, Disposals		$ 554,000	$ 48,000	$ 62,000